Net Revenue - Summary of Disaggregation of Revenue from Contracts with Customers by Product (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 TWD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 1,031,473.6
Wafer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	911,296.4
Other Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 120,177.2